Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2024
GTF-NPRT1-1224
1.9897896.104
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	66,383	710,298
CANADA - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	10,881	1,132,293
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	71,148	2,290,778
TOTAL CONSUMER DISCRETIONARY		3,423,071

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	34,466	1,801,089
Secure Energy Services Inc	80,171	893,060
		2,694,149
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc Subordinate Voting Shares (United States) (a)	26,712	1,827,101
IT Services - 0.2%
Shopify Inc Class A (a)	58,379	4,566,841
TOTAL INFORMATION TECHNOLOGY		6,393,942

TOTAL CANADA		12,511,162
CHINA - 2.0%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	13,182	1,291,572
JD.com Inc ADR	54,799	2,225,935
PDD Holdings Inc Class A ADR (a)	50,687	6,112,346
		9,629,853
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	23,521	1,472,414
TAL Education Group Class A ADR (a)	138,347	1,538,419
		3,010,833
TOTAL CONSUMER DISCRETIONARY		12,640,686

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV	147,365	34,557,093
TOTAL CHINA		47,197,779
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (a)	1,781	218,742
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	68,672	7,687,831
TOTAL DENMARK		7,906,573
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	178,110	3,179,264
GERMANY - 0.1%
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	12,611	2,946,434
INDIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (a)	7,411	752,142
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	15,467	974,885
TOTAL INDIA		1,727,027
ISRAEL - 0.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (a)	20,277	778,434
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	161,679	2,981,361
TOTAL ISRAEL		3,759,795
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	52,349	1,090,953
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	7,068	4,753,583
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (a)	13,740	651,551
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	123,276	23,489,009
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	15,942	3,710,819
UNITED STATES - 94.8%
Communication Services - 16.2%
Entertainment - 2.9%
Netflix Inc (a)	76,695	57,983,721
ROBLOX Corp Class A (a)	17,553	907,841
Roku Inc Class A (a)	56,457	3,617,765
Spotify Technology SA (a)	7,289	2,806,994
Take-Two Interactive Software Inc (a)	4,905	793,237
TKO Group Holdings Inc Class A (a)	18	2,101
Walt Disney Co/The	19,221	1,849,060
		67,960,719
Interactive Media & Services - 13.2%
Alphabet Inc Class A	901,041	154,177,126
Meta Platforms Inc Class A	203,648	115,586,532
Reddit Inc Class A	43,663	5,208,995
Snap Inc Class A (a)	3,088,161	37,552,038
		312,524,691
Media - 0.0%
Trade Desk Inc (The) Class A (a)	7,094	852,770
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	10,500	2,343,180
TOTAL COMMUNICATION SERVICES		383,681,360

Consumer Discretionary - 18.8%
Automobiles - 1.2%
General Motors Co	51	2,588
Rivian Automotive Inc Class A (a)	375,445	3,791,995
Tesla Inc (a)	103,168	25,776,525
		29,571,108
Broadline Retail - 8.6%
Amazon.com Inc (a)	1,085,697	202,373,921
Ollie's Bargain Outlet Holdings Inc (a)	14,426	1,324,740
		203,698,661
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (a)	6,154	1,802,937
Hotels, Restaurants & Leisure - 2.5%
Airbnb Inc Class A (a)	65,354	8,809,066
Booking Holdings Inc	231	1,080,214
Brinker International Inc (a)	25,530	2,622,186
Carnival Corp (a)	38,234	841,148
Cava Group Inc (a)	8,589	1,147,147
Chipotle Mexican Grill Inc (a)	207,655	11,580,919
DoorDash Inc Class A (a)	4,774	748,086
DraftKings Inc Class A (a)	139,566	4,929,471
McDonald's Corp	9,341	2,728,600
Penn Entertainment Inc (a)	146,401	2,891,420
Planet Fitness Inc Class A (a)	16,480	1,294,010
Royal Caribbean Cruises Ltd	7,820	1,613,657
Starbucks Corp	126,277	12,337,263
Sweetgreen Inc Class A (a)	136,426	4,924,979
Texas Roadhouse Inc	3,885	742,500
Viking Holdings Ltd	21,554	845,995
Wingstop Inc	1,713	492,812
		59,629,473
Household Durables - 0.6%
DR Horton Inc	16,472	2,783,768
PulteGroup Inc	16,976	2,198,901
SharkNinja Inc	81,915	7,553,383
Toll Brothers Inc	4,601	673,770
		13,209,822
Specialty Retail - 4.1%
Abercrombie & Fitch Co Class A (a)	67,414	8,884,491
American Eagle Outfitters Inc	205,286	4,021,553
Bath & Body Works Inc	21,390	607,048
Carvana Co Class A (a)	91,622	22,659,037
Chewy Inc Class A (a)	22,647	610,790
Dick's Sporting Goods Inc	24,602	4,815,842
Five Below Inc (a)	26,344	2,497,148
Foot Locker Inc	16,991	394,021
Home Depot Inc/The	7,212	2,839,725
Lowe's Cos Inc	93,213	24,405,960
RH (a)	22,288	7,088,698
TJX Cos Inc/The	103,646	11,715,107
Victoria's Secret & Co (a)	64,716	1,958,306
Warby Parker Inc Class A (a)	134,435	2,275,985
Wayfair Inc Class A (a)	8,772	375,704
Williams-Sonoma Inc	8,234	1,104,426
		96,253,841
Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc (a)	46,683	5,033,361
Deckers Outdoor Corp (a)	73,774	11,869,499
Levi Strauss & Co Class A	33,171	566,892
Lululemon Athletica Inc (a)	37,358	11,128,948
NIKE Inc Class B	90,297	6,964,608
PVH Corp	51	5,021
Ralph Lauren Corp Class A	4,220	835,265
Under Armour Inc Class A (a)	509,965	4,360,201
VF Corp	70,873	1,467,780
		42,231,575
TOTAL CONSUMER DISCRETIONARY		446,397,417

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings Inc (a)	7,799	660,809
Costco Wholesale Corp	2,008	1,755,353
Target Corp	11,424	1,714,057
Walmart Inc	120,983	9,914,558
		14,044,777
Personal Care Products - 0.1%
elf Beauty Inc (a)	9	947
Estee Lauder Cos Inc/The Class A	12	827
Kenvue Inc	59,598	1,366,582
		1,368,356
Tobacco - 0.1%
Philip Morris International Inc	20,851	2,766,928
TOTAL CONSUMER STAPLES		18,180,061

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc	6	1,148
Diamondback Energy Inc	23,768	4,201,469
EOG Resources Inc	21,218	2,587,747
Exxon Mobil Corp	66	7,707
Shell PLC ADR	18	1,216
		6,799,287
Financials - 4.0%
Banks - 0.3%
Citigroup Inc	66,526	4,268,973
M&T Bank Corp	7,551	1,470,029
US Bancorp	15,283	738,321
Wells Fargo & Co	11,517	747,684
		7,225,007
Capital Markets - 1.2%
Blue Owl Capital Inc Class A	147,930	3,307,715
Coinbase Global Inc Class A (a)	45,223	8,106,223
Goldman Sachs Group Inc/The	11,859	6,140,472
Jefferies Financial Group Inc	13,596	869,871
KKR & Co Inc Class A	19,336	2,673,009
Moody's Corp	6,521	2,960,795
Morgan Stanley	27,712	3,221,520
Robinhood Markets Inc Class A (a)	26,532	623,236
		27,902,841
Consumer Finance - 0.4%
American Express Co	31,927	8,622,844
Financial Services - 1.9%
Affirm Holdings Inc Class A (a)	30,159	1,322,472
Apollo Global Management Inc	17,367	2,487,996
Berkshire Hathaway Inc Class B (a)	2,307	1,040,272
Block Inc Class A (a)	80,843	5,846,566
Fiserv Inc (a)	3,721	736,386
Mastercard Inc Class A	52,646	26,301,416
Toast Inc Class A (a)	53,894	1,618,437
Visa Inc Class A	20,249	5,869,173
		45,222,718
Insurance - 0.2%
Progressive Corp/The	23,850	5,791,496
TOTAL FINANCIALS		94,764,906

Health Care - 7.5%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (a)	10,201	2,719,485
Apogee Therapeutics Inc (a)	6,900	359,075
Exact Sciences Corp (a)	16,853	1,161,677
Gilead Sciences Inc	19,108	1,697,173
Legend Biotech Corp ADR (a)	21,581	971,577
Moderna Inc (a)	23,727	1,289,800
MoonLake Immunotherapeutics Class A (a)	13,852	643,010
Natera Inc (a)	6,515	788,054
Regeneron Pharmaceuticals Inc (a)	20,044	16,800,881
Scholar Rock Holding Corp (a)	15,312	435,473
		26,866,205
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp (a)	234,195	19,677,064
Glaukos Corp (a)	6,355	840,449
Insulet Corp (a)	8,755	2,027,045
Intuitive Surgical Inc (a)	17,253	8,692,752
Masimo Corp (a)	4,198	604,553
Stryker Corp	12,845	4,576,417
		36,418,280
Health Care Providers & Services - 1.1%
Tenet Healthcare Corp (a)	20,127	3,120,087
UnitedHealth Group Inc	40,669	22,957,651
		26,077,738
Life Sciences Tools & Services - 0.3%
Danaher Corp	23,984	5,891,910
Thermo Fisher Scientific Inc	3,719	2,031,764
		7,923,674
Pharmaceuticals - 3.5%
Eli Lilly & Co	81,721	67,807,183
Merck & Co Inc	43,965	4,498,498
Zoetis Inc Class A	53,441	9,554,182
		81,859,863
TOTAL HEALTH CARE		179,145,760

Industrials - 4.3%
Aerospace & Defense - 1.2%
Axon Enterprise Inc (a)	4,707	1,993,415
Boeing Co (a)	80,893	12,078,134
GE Aerospace	36,335	6,241,626
Howmet Aerospace Inc	46,671	4,654,032
Spirit AeroSystems Holdings Inc Class A (a)	40,267	1,303,443
Standardaero Inc	11,373	328,111
TransDigm Group Inc	894	1,164,256
		27,763,017
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	12,562	1,294,388
Building Products - 0.2%
AZEK Co Inc/The Class A (a)	16,236	714,384
Builders FirstSource Inc (a)	11,331	1,942,133
Fortune Brands Innovations Inc	16,639	1,386,528
Trane Technologies PLC	1,911	707,376
		4,750,421
Commercial Services & Supplies - 0.0%
ACV Auctions Inc Class A (a)	37,910	655,464
Construction & Engineering - 0.1%
EMCOR Group Inc	3,005	1,340,441
Fluor Corp (a)	14,076	735,893
		2,076,334
Electrical Equipment - 0.4%
Acuity Brands Inc	4,928	1,481,800
Eaton Corp PLC	8,448	2,801,188
GE Vernova Inc	11,192	3,376,179
Vertiv Holdings Co Class A	12,896	1,409,404
		9,068,571
Ground Transportation - 1.5%
Avis Budget Group Inc	7,803	647,649
Lyft Inc Class A (a)	731,552	9,488,229
Uber Technologies Inc (a)	365,958	26,367,274
		36,503,152
Industrial Conglomerates - 0.0%
3M Co	9,948	1,278,020
Passenger Airlines - 0.3%
Delta Air Lines Inc	37,612	2,152,159
United Airlines Holdings Inc (a)	52,648	4,120,232
		6,272,391
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	12,304	2,420,689
FTAI Aviation Ltd	62,583	8,413,659
Watsco Inc	1,260	595,992
		11,430,340
TOTAL INDUSTRIALS		101,092,098

Information Technology - 41.8%
Communications Equipment - 0.2%
Arista Networks Inc (a)	6,878	2,657,934
Ciena Corp (a)	33,933	2,155,085
		4,813,019
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	41,668	2,792,589
Coherent Corp (a)	17,979	1,661,979
Corning Inc	71,166	3,386,790
		7,841,358
IT Services - 0.4%
Okta Inc Class A (a)	103,126	7,413,728
Snowflake Inc Class A (a)	22,890	2,628,230
		10,041,958
Semiconductors & Semiconductor Equipment - 19.5%
Advanced Micro Devices Inc (a)	60,598	8,730,354
Astera Labs Inc (a)	94,944	6,661,271
Broadcom Inc	132,615	22,514,049
Enphase Energy Inc (a)	11,725	973,643
First Solar Inc (a)	13,779	2,679,740
GlobalFoundries Inc (a)	199,204	7,270,946
Impinj Inc (a)	10,139	1,926,309
Lam Research Corp	22,568	1,677,931
Marvell Technology Inc	438,487	35,127,194
Micron Technology Inc	18,623	1,855,782
Monolithic Power Systems Inc	13,339	10,128,303
NVIDIA Corp	2,601,020	345,311,415
ON Semiconductor Corp (a)	163,341	11,513,907
Teradyne Inc	33,070	3,512,365
		459,883,209
Software - 9.9%
AppLovin Corp Class A (a)	101,650	17,218,494
Datadog Inc Class A (a)	25,494	3,197,967
HubSpot Inc (a)	10,918	6,057,197
Life360 Inc (a)	24,619	1,055,416
Microsoft Corp	460,043	186,938,473
Oracle Corp	37,381	6,274,027
Servicenow Inc (a)	11,493	10,722,854
Synopsys Inc (a)	3,028	1,555,211
Zoom Video Communications Inc Class A (a)	42,217	3,155,299
		236,174,938
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	1,186,404	268,020,528
Dell Technologies Inc Class C	19,273	2,382,720
Western Digital Corp (a)	48,105	3,141,738
		273,544,986
TOTAL INFORMATION TECHNOLOGY		992,299,468

Materials - 0.8%
Chemicals - 0.1%
Linde PLC	2,393	1,091,567
Sherwin-Williams Co/The	5,861	2,102,751
		3,194,318
Construction Materials - 0.3%
CRH PLC	15,030	1,434,312
Eagle Materials Inc	5,823	1,662,234
Martin Marietta Materials Inc	2,517	1,490,920
Vulcan Materials Co	5,506	1,508,259
		6,095,725
Containers & Packaging - 0.1%
Crown Holdings Inc	7,135	667,478
Smurfit WestRock PLC	32,387	1,667,931
		2,335,409
Metals & Mining - 0.3%
ATI Inc (a)	29,086	1,533,123
Carpenter Technology Corp	34,641	5,178,830
		6,711,953
TOTAL MATERIALS		18,337,405

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	49,815	6,719,047
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (a)	44,865	2,695,938
TOTAL REAL ESTATE		9,414,985

TOTAL UNITED STATES		2,250,112,747
TOTAL COMMON STOCKS (Cost $1,819,462,897)		2,363,746,994

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,819,462,897)	2,363,746,994
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,074,062
NET ASSETS - 100.0%	2,374,821,056

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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